Note 16 - Redeemable Non-controlling Interest (Details Textual) - Costamare Bulkers Holdings Limited (CBHL) [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Other Investors [Member]
Investment Owned, Balance, Shares (in shares) | shares	8,108,108
Proceeds from Contributions from Parent | $	$ 3,750
Subsidiary, Ownership Percentage, Noncontrolling Owner	7.50%
Costamare Bulkers Inc. (“CBI”) [Member]
Investment Owned, Balance, Shares (in shares) | shares	100,000,000
Subsidiary, Ownership Percentage, Parent	92.50%
Proceeds from Contributions from Parent | $	$ 100,000
Costamare Bulkers Inc. (“CBI”) [Member] | The Put Notice [Member]
Percentage to be Paid on Offered Shares Fair Value	70.00%
Costamare Bulkers Inc. (“CBI”) [Member] | Termination of the Service Contract Without Cause [Member]
Percentage to be Paid on Offered Shares Fair Value	100.00%